iShares®

iShares, Inc.

iShares Trust

Supplement dated February 13, 2026 to the

currently effective Prospectus and Statement of Additional Information (“SAI”)

for each of the funds listed in Appendix A (each, a “Fund”)

On or around March 16, 2026, Citibank, N.A. (“Citibank”) will become the administrator, custodian and transfer agent for each Fund. Effective upon this change, the following changes will be made:

1)	In the “Administrator, Custodian and Transfer Agent” table in each Fund’s Prospectus, Citibank is checked for the applicable Fund.

2)	In the “Administrator, Custodian and Transfer Agent” section of each Fund’s SAI, the following language is included to apply to the applicable Fund:

Administrator, Custodian and Transfer Agent. Citibank serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Trust, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, Citibank maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Trust, to deliver securities held by Citibank and to make payments for securities purchased by the Trust for each Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, Citibank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.

Prior to March 16, 2026, State Street Bank and Trust Company (“State Street”) served as administrator, custodian and transfer agent for each Fund.

3)	For each Fund, references to “State Street” are replaced with references to “Citibank” in the sections of the SAI entitled “Placement of Creation Orders,” “Acceptance of Orders for Creation Units” and “Placement of Redemption Orders.”

4)	For each Fund, the section of the SAI entitled “Costs Associated with Creation Transactions” is deleted in its entirety and replaced with the following, although each SAI will include a “Standard Creation Transaction Fee” table only for applicable Funds:

Costs Associated with Creation Transactions.

A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform the ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, an estimate of the creation transaction fee for a Creation Unit based on data as of February 2, 2026. The actual fee charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.

Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s estimated creation transaction fee based on data as of February 2, 2026 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge*

iShares Core MSCI Pacific ETF	$4,700	7.0%

iShares ESG Advanced MSCI EAFE ETF	$1,950	3.0%

iShares ESG Advanced MSCI EM ETF	$6,720	7.0%

iShares ESG Aware MSCI EAFE ETF	$1,970	3.0%

iShares ESG Aware MSCI EM ETF	$3,600	3.0%

iShares ESG MSCI EM Leaders ETF	$5,540	7.0%

iShares JPX-Nikkei 400 ETF	$1,270	3.0%

iShares Low Carbon Optimized MSCI ACWI ETF	$6,160	7.0%

iShares MSCI ACWI ETF	$14,710	7.0%

iShares MSCI ACWI ex U.S. ETF	$14,320	7.0%

iShares MSCI Agriculture Producers ETF	$1,640	7.0%

iShares MSCI Belgium ETF	$450	3.0%

iShares MSCI BIC ETF	$8,630	7.0%

iShares MSCI Brazil ETF	$860	7.0%

iShares MSCI Brazil Small-Cap ETF	$1,020	3.0%

iShares MSCI Canada ETF	$630	3.0%

iShares MSCI Chile ETF	$960	3.0%

iShares MSCI China A ETF	$7,080	7.0%

iShares MSCI China ETF	$9,190	7.0%

Fund	Standard Creation Transaction Fee	Maximum Additional Charge*

iShares MSCI China Multisector Tech ETF	$3,080	5.0%

iShares MSCI China Small-Cap ETF	$3,640	7.0%

iShares MSCI Denmark ETF	$470	3.0%

iShares MSCI EAFE Small-Cap ETF	$8,440	7.0%

iShares MSCI Emerging Markets Asia ETF	$10,090	7.0%

iShares MSCI Emerging Markets Min Vol Factor ETF	$5,150	7.0%

iShares MSCI Emerging Markets Quality Factor ETF	$3,970	7.0%

iShares MSCI Emerging Markets Small-Cap ETF	$14,990	7.0%

iShares MSCI Emerging Markets Value Factor ETF	$3,500	7.0%

iShares MSCI France ETF	$500	3.0%

iShares MSCI Germany ETF	$460	3.0%

iShares MSCI Global Gold Miners ETF	$820	7.0%

iShares MSCI Global Min Vol Factor ETF	$3,220	7.0%

iShares MSCI Global Quality Factor ETF	$2,500	7.0%

iShares MSCI Global Silver and Metals Miners ETF	$430	7.0%

iShares MSCI Global Sustainable Development Goals ETF	$1,420	7.0%

iShares MSCI Hong Kong ETF	$430	7.0%

iShares MSCI India ETF	$1,230	3.0%

iShares MSCI India Small-Cap ETF	$2,700	3.0%

iShares MSCI Indonesia ETF	$1,070	3.0%

iShares MSCI Intl Momentum Factor ETF	$1,500	7.0%

iShares MSCI Intl Quality Factor ETF	$1,350	7.0%

iShares MSCI Intl Value Factor ETF	$1,570	7.0%

iShares MSCI Japan Small-Cap ETF	$2,590	3.0%

iShares MSCI Japan Value ETF	$580	3.0%

iShares MSCI Kokusai ETF	$4,020	7.0%

iShares MSCI Kuwait ETF	$2,040	7.0%

iShares MSCI Malaysia ETF	$900	3.0%

iShares MSCI New Zealand ETF	$500	3.0%

iShares MSCI Norway ETF	$770	3.0%

iShares MSCI Pacific ex Japan ETF	$820	7.0%

iShares MSCI Peru and Global Exposure ETF	$1,020	3.0%

iShares MSCI Philippines ETF	$800	3.0%

iShares MSCI Poland ETF	$530	3.0%

iShares MSCI Qatar ETF	$2,250	3.0%

iShares MSCI Singapore ETF	$480	3.0%

iShares MSCI South Africa ETF	$550	3.0%

iShares MSCI South Korea ETF	$850	3.0%

iShares MSCI Spain ETF	$360	3.0%

iShares MSCI Sweden ETF	$480	3.0%

iShares MSCI Thailand ETF	$1,200	3.0%

iShares MSCI United Kingdom ETF	$420	3.0%

Fund	Standard Creation Transaction Fee	Maximum Additional Charge*

iShares MSCI World ETF	$4,480	7.0%

iShares MSCI World Small-Cap ETF	$10,090	7.0%

iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	$2,140	3.0%

iShares U.S. Power Infrastructure ETF	$240	3.0%

*	As a percentage of the net asset value per Creation Unit.

5)	For each Fund, the section of the SAI entitled “Costs Associated with Redemption Transactions” is deleted in its entirety and replaced with the following, although each SAI will include a “Standard Redemption Transaction Fee” table only for applicable Funds:

Costs Associated with Redemption Transactions.

A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, an estimate of the redemption transaction fee for a Creation Unit based on data as of February 2, 2026. The actual fee charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.

Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s estimated redemption transaction fee based on data as of February 2, 2026 and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*

iShares Core MSCI Pacific ETF	$4,700	2.0%

iShares ESG Advanced MSCI EAFE ETF	$1,950	2.0%

iShares ESG Advanced MSCI EM ETF	$6,720	2.0%

iShares ESG Aware MSCI EAFE ETF	$1,970	2.0%

iShares ESG Aware MSCI EM ETF	$3,600	2.0%

iShares ESG MSCI EM Leaders ETF	$5,540	2.0%

iShares JPX-Nikkei 400 ETF	$1,270	2.0%

iShares Low Carbon Optimized MSCI ACWI ETF	$6,160	2.0%

iShares MSCI ACWI ETF	$14,710	2.0%

iShares MSCI ACWI ex U.S. ETF	$14,320	2.0%

iShares MSCI Agriculture Producers ETF	$1,640	2.0%

iShares MSCI Belgium ETF	$450	2.0%

iShares MSCI BIC ETF	$8,630	2.0%

iShares MSCI Brazil ETF	$860	2.0%

iShares MSCI Brazil Small-Cap ETF	$1,020	2.0%

iShares MSCI Canada ETF	$630	2.0%

iShares MSCI Chile ETF	$960	2.0%

iShares MSCI China A ETF	$7,080	2.0%

iShares MSCI China ETF	$9,190	2.0%

iShares MSCI China Multisector Tech ETF	$3,080	2.0%

iShares MSCI China Small-Cap ETF	$3,640	2.0%

iShares MSCI Denmark ETF	$470	2.0%

iShares MSCI EAFE Small-Cap ETF	$8,440	2.0%

iShares MSCI Emerging Markets Asia ETF	$10,090	2.0%

iShares MSCI Emerging Markets Min Vol Factor ETF	$5,150	2.0%

iShares MSCI Emerging Markets Quality Factor ETF	$3,970	2.0%

iShares MSCI Emerging Markets Small-Cap ETF	$14,990	2.0%

iShares MSCI Emerging Markets Value Factor ETF	$3,500	2.0%

iShares MSCI France ETF	$500	2.0%

iShares MSCI Germany ETF	$460	2.0%

iShares MSCI Global Gold Miners ETF	$820	2.0%

iShares MSCI Global Min Vol Factor ETF	$3,220	2.0%

iShares MSCI Global Quality Factor ETF	$2,500	2.0%

iShares MSCI Global Silver and Metals Miners ETF	$430	2.0%

iShares MSCI Global Sustainable Development Goals ETF	$1,420	2.0%

iShares MSCI Hong Kong ETF	$430	2.0%

iShares MSCI India ETF	$1,230	2.0%

iShares MSCI India Small-Cap ETF	$2,700	2.0%

iShares MSCI Indonesia ETF	$1,070	2.0%

iShares MSCI Intl Momentum Factor ETF	$1,500	2.0%

iShares MSCI Intl Quality Factor ETF	$1,350	2.0%

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*

iShares MSCI Intl Value Factor ETF	$1,570	2.0%

iShares MSCI Japan Small-Cap ETF	$2,590	2.0%

iShares MSCI Japan Value ETF	$580	2.0%

iShares MSCI Kokusai ETF	$4,020	2.0%

iShares MSCI Kuwait ETF	$2,040	2.0%

iShares MSCI Malaysia ETF	$900	2.0%

iShares MSCI New Zealand ETF	$500	2.0%

iShares MSCI Norway ETF	$770	2.0%

iShares MSCI Pacific ex Japan ETF	$820	2.0%

iShares MSCI Peru and Global Exposure ETF	$1,020	2.0%

iShares MSCI Philippines ETF	$800	2.0%

iShares MSCI Poland ETF	$530	2.0%

iShares MSCI Qatar ETF	$2,250	2.0%

iShares MSCI Singapore ETF	$480	2.0%

iShares MSCI South Africa ETF	$550	2.0%

iShares MSCI South Korea ETF	$850	2.0%

iShares MSCI Spain ETF	$360	2.0%

iShares MSCI Sweden ETF	$480	2.0%

iShares MSCI Thailand ETF	$1,200	2.0%

iShares MSCI United Kingdom ETF	$420	2.0%

iShares MSCI World ETF	$4,480	2.0%

iShares MSCI World Small-Cap ETF	$10,090	7.0%

iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	$2,140	2.0%

iShares U.S. Power Infrastructure ETF	$240	2.0%

*	As a percentage of the net asset value per Creation Unit.

Appendix A

iShares Core MSCI Pacific ETF

iShares ESG Advanced MSCI EAFE ETF

iShares ESG Advanced MSCI EM ETF

iShares ESG Aware MSCI EAFE ETF

iShares ESG Aware MSCI EM ETF

iShares ESG MSCI EM Leaders ETF

iShares JPX-Nikkei 400 ETF

iShares Low Carbon Optimized MSCI ACWI ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI Agriculture Producers ETF

iShares MSCI Belgium ETF

iShares MSCI BIC ETF

iShares MSCI Brazil ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI Canada ETF

iShares MSCI Chile ETF

iShares MSCI China A ETF

iShares MSCI China ETF

iShares MSCI China Multisector Tech ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Denmark ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets Min Vol Factor ETF

iShares MSCI Emerging Markets Quality Factor ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Emerging Markets Value Factor ETF

iShares MSCI France ETF

iShares MSCI Germany ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Min Vol Factor ETF

iShares MSCI Global Quality Factor ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI Global Sustainable Development Goals ETF

iShares MSCI Hong Kong ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Value Factor ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Japan Value ETF

iShares MSCI Kokusai ETF

iShares MSCI Kuwait ETF

iShares MSCI Malaysia ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Peru and Global Exposure ETF

iShares MSCI Philippines ETF

iShares MSCI Poland ETF

iShares MSCI Qatar ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares MSCI South Korea ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Thailand ETF

iShares MSCI United Kingdom ETF

iShares MSCI World ETF

iShares MSCI World Small-Cap ETF

iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF

iShares U.S. Power Infrastructure ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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